Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - Other Intangible Assets [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (38,861,509)	$ (24,663,009)
Intangible assets, net	$ 147,448,242	96,018,313
Franchise Right Authorized by THRI [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (years)	20 years
Intangible assets, gross	$ 70,827,000	69,646,000
Franchise Right Authorized by PLK [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (years)	20 years
Intangible assets, gross	$ 37,392,202
Franchise Right - Upfront Franchise Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 78,090,549	$ 51,035,322
Franchise Right - Upfront Franchise Fees [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (years)	2 years
Franchise Right - Upfront Franchise Fees [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (years)	12 years